Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenue:
Products	$ 16	$ 50		$ 41
Services	4,404	4,911		4,859
Total revenue	4,420	4,961		4,900
Cost of sales of products	113	66		398
Cost of services	3,523	3,386		3,835
Total cost of revenue	3,636	3,452		4,233
Gross profit (loss)	784	1,509		667
Operating expenses:
Research and development expenses	2,292	1,680		1,315
Selling, general and administrative expenses	20,605	10,797		11,652
Operating loss	22,113	10,968		12,300
Financial income	17,546	870		344
Financial expense	9,375	4,492		750
Financial income (expense), net	8,171	(3,622)		(406)
Loss before tax	13,942	14,590		12,706
Income tax expense (benefit)	16	(3)		(18)
Loss for the year from continuing operations	13,958	14,587		12,688
Loss from discontinued operations	11,108	301
Total Loss for the year	25,066	14,888		12,688
Loss for the year attributed to:
Non-controlling interests	437	130		152
G Medical innovations holdings ltd. shareholders’	13,521	14,457		12,536
Loss from discontinued operations	11,108	301
G Medical innovations holdings ltd. shareholders’	$ 25,066	$ 14,888		$ 12,688
Basic and diluted loss per share from continuing operations (in Dollars per share)	$ (18.76)	$ (44.57)	[1]	$ (59.67)	[1]
Basic and diluted loss per share from discontinued operations (in Dollars per share)	(15.41)	(0.92)
Basic and diluted loss per share attributable to G Medical innovations holdings ltd. Shareholders in USD (in Dollars per share)	$ (34.17)	$ (45.49)	[1]	$ (59.67)	[1]
Weighted average ordinary shares outstanding: (in Shares)	720,854	324,452	[1]	210,070	[1]

[1]	After giving effect to the reverse stock split (see also Note 13C)